Deferred Policy Acquisition Costs and Present Value of Future Profits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
Balance, beginning of period	$ 3,448	[1]	$ 3,694	[1]	$ 4,341
Deferred costs	329		381		381
Amortization — DAC	(280)		(290)		(244)
Amortization — Unlock benefit (charge), pre-tax	(44)	[2]	(137)	[2]	134	[2]
Amortization — DAC from discontinued operations	(35)		(47)		(68)
Adjustments to unrealized gains and losses on securities available-for-sale and other	(346)		(154)		(848)
Effect of currency translation	0	[3]	1	[3]	(9)	[3]
Cumulative effect of accounting change, pre-tax	0	[3]	0	[3]	(7)	[3]
Balance, end of period	3,072	[1]	3,448	[1]	3,694	[1]
Disposition of DAC asset	$ 16				$ 34

[1]	For further information, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
[2]	Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.
[3]	Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of Hartford Investment Canada Corporation in 2010.